SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Equity	$ 116,846	$ 97,150
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	81,833	67,335
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Equity	29,165	31,580
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	13,321	12,457
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	20,036	12,752
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	8,664	4,477
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 10,647	$ 6,069